Net Periodic Pension Cost for Defined Benefit Pension Plans (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Employee Benefits Disclosure [Line Items]
Service cost	¥ 9,491	¥ 9,244	¥ 9,204
Interest cost on projected benefit obligation	3,831	3,894	3,979
Expected return on plan assets	(1,569)	(1,714)	(1,649)
Amortization of prior service cost	(1,907)	(1,907)	(1,907)
Amortization of actuarial gains and losses	1,644	1,497	2,190
Amortization of transition obligation	125	125	125
Net periodic pension cost	¥ 11,615	¥ 11,139	¥ 11,942